Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Cost of revenue related to inventories	$ 195,616	$ 186,179	$ 184,014
Reversal of inventory write-down	$ 3,045
Inventory write-down		$ 639	$ 3,059